OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Before tax amount
Foreign currency translation gains and losses on net investments in foreign operations	269	(97)	108
Change in fair value of net investment hedges	(323)	59	(101)
Change in fair value of cash flow hedges	121	61	(318)
Reclassification to Net Income of gains and losses on cash flow hedges	60	219	224
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	96	(104)	(119)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	34	22	13
Other comprehensive income on Equity Investments	313	(93)	(94)
Other comprehensive income/(loss)	570	67	(287)
Income tax recovery/(expense)
Foreign currency translation gains and losses on net investments in foreign operations	114	(32)	29
Change in fair value of net investment hedges	84	(15)	28
Change in fair value of cash flow hedges	(50)	(13)	106
Reclassification to Net Income of gains and losses on cash flow hedges	(19)	(81)	(77)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(29)	31	30
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	(11)	0	(3)
Other comprehensive income on Equity Investments	(79)	23	3
Other comprehensive income/(loss)	10	(87)	116
Net of tax amount
Foreign currency translation gains and losses on net investments in foreign operations	383	(129)	137
Change in fair value of net investment hedges	(239)	44	(73)
Change in fair value of cash flow hedges	71	48	(212)
Reclassification to Net Income of gains and losses on cash flow hedges	41	138	147
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	67	(73)	(89)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	23	22	10
Other comprehensive income on Equity Investments	234	(70)	(91)
Other Comprehensive Income/(Loss) (Note 21)	580	(20)	(171)